Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Beginning balance	$ 19,386	$ 12,635
Addition	97,538	15,250
Write off		(8,289)
Exchange rate effect	6,966	(210)
Ending balance	$ 123,890	$ 19,386